Taxation	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Taxation

3. Taxation

For the three and nine months ended September 30, 2024, we have utilized the discrete effective tax method as allowed under ASC 740, Income Taxes, to calculate the interim tax provision. The discrete method treats the year to date period as if it was the annual period and determines the income tax expense or benefit on that basis. For all periods, preceding the third quarter of 2024, we accounted for income taxes in interim periods by applying an estimated annual effective tax rate to year to date pre-tax book income, with the effects of any discrete income tax items recognized in the periods when they occurred. We believe that the use of the discrete method is more appropriate than the annual effective tax rate method as small changes in estimated pre-tax book income or loss would result in significant changes in the estimated annual effective tax rate.

Our effective tax rate for the three and nine months ended September 30, 2024 was 18.5% and 533.1%, respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for the three months ended September 30, 2024 was primarily the result of charges relating to U.S. Base Erosion and Anti-Abuse Tax ("BEAT") that is applicable in the United States on payments made to foreign related parties. The difference between our effective tax rate and the U.K. statutory rate of 25% for the nine months ended September 30, 2024 was primarily the result of changes to our valuation allowance related to our recoverability of deferred tax assets on restricted interest carryforwards, charges relating to BEAT and items identified as discrete during the year.

Our effective tax rate for the three and nine months ended September 30, 2023 was 117.6% and 142.0%, respectively. The difference between our effective tax rate and the U.K. statutory rate for the three and nine months ended September 30, 2023 was primarily the result of our valuation allowance on restricted interest carryforwards and items identified as discrete during the year.

On December 12, 2022, the European Union ("EU") Member States agreed in principle on the introduction of a global minimum tax rate of 15%. On December 15, 2022, the written procedure for formal adoption of a directive was signed and transposed into the national law of EU Member States with effectiveness beginning January 1, 2024. The application of the minimum tax rate did not have a material impact on the Company’s consolidated financial statements.